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OMB Approval No.: 3235-0504
Expires 07/31/2001
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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Corporation

3. Class of New Derivative Securities Product: **Index-Linked Note**

4. Name of Underlying Instrument: **PHLX Oil Service Sector Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: **Narrow**

6. Ticker Symbol(s) of New Derivative Product: **OSQ**

7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades: **American Stock Exchange, New York Stock Exchange and/or the Nasdaq Stock Market, Inc.**

8. Settlement Methodology of New Derivative Securities Product: **Cash-settled**

9. Position Limits of New Derivative Securities Product (if applicable): **N/A**

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: **Richard Mikaliunas**

Title: **Senior Vice President, Capital Markets**

Telephone Number: **(212) 306-1807**

Manual Signature of Official Responsible for Form: [signature]

Date: 9/26/2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCTOBER 11, 2005